SUPPLEMENTARY INFORMATION FOR OIL AND GAS PRODUCING ACTIVITIES (Details Narrative)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Crude Oil [Member]
Derivative [Line Items]
[custom:EstimatedRevenueGenerationPercentage]	46.65%	43.57%